Short-Term Loans	12 Months Ended
Jun. 30, 2017
Short-Term Loans [Abstract]
Short-term loans

Note 10 – Short-term loans

Short-term loans represented amounts due to various banks, normally due within one year. The principal of the loans are due at maturity but can be renewed at the bank’s option. Interest is due monthly.

Short term loans due to banks consisted of the following as of the years indicated:

Due to banks :

	June 30, 2017	June 30, 2016

Loan from Pingdingshan Bank, which was originally due in April 2015, with loan amount $589,918 (RMB 4,000,000) and annual interest of 12%. The Company repaid $265,464 (RMB 1,800,000) in April 2015 and obtained the Bank’s approval to extend the remaining $324,456 (RMB 2,200,000) until April 2016. Interest rate is 11.5% per annum. The loan is guaranteed by Yulong Bricks, the executive director of Yulong Bricks, a third party, the Company founder and his relatives. The company accrued additional interest expense in an amount of $ 56,891 (RMB 385,758) after the verdict issued by the district court of the city of Pingdingshan.	$324,456	$331,109

Loan from Pingdingshan Rural Credit Cooperative Union, matures in July 2016. Interest rate is 12.1% per annum. The loan is guaranteed by Yulong Bricks, Yulong Renewable, the founder and a company that he owns. The company repaid the loan by obtaining a new loan in January 2017 and the interest rate is 10.8% per annum.	2,138,454	2,182,312

Loan from Pingdingshan Bank, original loan amount $663,658 (RMB 4,500,000), at an interest rate 8.73% per annum, matures in August 2016. The loan is guaranteed by Yulong Bricks, the executive director of Yulong bricks, his relative and a third party. The company accrued additional interest expense in an amount of $ 812,56 (RMB 550,967) after the verdict issued by the district court of the city of Pingdingshan.	663,658	677,269

Loan from Pingdingshan rural credit cooperative union, original loan amount $663,658 (RMB 4,500,000) at an interest rate 11%, matures in August 2017. The loan is guaranteed by Yulong Concrete, Yulong Bricks and the company’s founder. The Company is settling with the bank on loan extension subsequently.	663,658	677,269

from China Construction Bank, original loan amount $589,918 (RMB4,000,000), matures in June 2016. Interest rate is 6.4% and 9.6% per annum as of June 30, 2016 and 2017, respectively. Guaranteed by Yulong Concrete and a third party. The Company is settling with the bank on loan extension subsequently. The amount of $17,560 (RMB 119,069) has been repaid by Mr. Zhu in the fiscal year 2017.	572,358	602,017

Loan from Pingdingshan Bank, original loan amount $589,918 (RMB4,000,000), matures in September 2016. Interest rate is 8.3% per annum. Guaranteed by Yulong Concrete, Yulong Industry and Yulong Renewable. The company accrued an additional interest expense in an amount of $62,945 (RMB 426,808) after the verdict was issued by the district court of the city of Pingdingshan.	589,918	602,017

Loan from Pingdingshan Bank, original loan amount $589,918 (RMB4,000,000), matures in March 2017. Interest rate is 8.7% per annum. Guaranteed by Yulong Renewable, Yulong Industry and Yulong Concrete. The company accrued an additional interest expense in an amount of $ 24,317(RMB 164,884) after the verdict was issued by the district court of the city of Pingdingshan.	589,918	602,017

Total short-term loans - bank	$5,542,420	$5,674,011

Interest expense on debts for the years ended June 30, 2017 and 2016 amounted to $646,734 and $783,190, respectively. No interest expense has been capitalized into construction-in-progress due to all borrowings were for working capital purposes.